Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Basis of preparation and significant accounting policies
Schedule of impacts arising from the adoption of IFRS 16

Amendments to IFRS 3	Definition of a Business
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform
Amendment to IFRS 16	Covid-19-Related Rent Concessions (early adopted)
Amendments to IAS 1 and IAS 8	Definition of Material

Schedule of estimated useful lives of property and equipment
–	Medical equipment	5‑10 years
–	Office equipment	3 years
–	Furniture and vehicles	4‑5 years
–	Leasehold improvements	Shorter of the lease term or the assets’ useful life